Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Other Payables And Accruals [Abstract]
Payables in respect of research and development expenses	$ 5,518	$ 5,435
Accrued salaries and bonuses	1,849	2,475
Accrued other expenses	2,844	1,662
Accrued directors and officers insurance expenses	1,093
Deposit received for a potential out-licensing drug patent (note)	1,000	1,000
Other payables	500	1,103
Total	$ 12,804	$ 11,675